SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) (Employees, Directors And Consultants [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employees, Directors And Consultants [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Options outstanding at beginning of year	5,943,400
Options granted	1,358,000
Options exercised	(696,988)
Options expired	(5,197)
Options forfeited	(10,000)
Options outstanding at end of year	6,589,215	5,943,400
Options vested and expected to vest at end of year	6,326,283
Exercisable at end of year	3,717,320
Options outstanding at beginning of year	$ 3.04
Options granted	$ 4.18
Options exercised	$ 2.7
Options expired	$ 3.86
Options forfeited	$ 4.13
Options outstanding at end of year	$ 3.34	$ 3.04
Options vested and expected to vest at end of year	$ 3.31
Exercisable at end of year	$ 1.54
Options outstanding at beginning of year	6 years 7 months 17 days	6 years 6 months 15 days
Options outstanding at end of year	6 years 7 months 17 days	6 years 6 months 15 days
Options vested and expected to vest at end of year	6 years 6 months 18 days
Exercisable at end of year	2 years 10 months 13 days
Options outstanding at beginning of year	$ 11,298,881
Options granted	1,391,720
Options exercised	2,049,848
Options expired	5,489
Options forfeited	7,900
Options outstanding at end of year	10,958,989	11,298,881
Options vested and expected to vest at end of year	10,712,527
Exercisable at end of year	$ 8,301,318